March 15, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Highland Funds II (File Nos. 033-51308 and 811-07142) Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:

On behalf of our client, Highland Funds II (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, a revised Prospectus and Statement of Additional Information (“SAI”) for the Highland Premier Growth Equity Fund (the “Fund”), an individual series of the Trust.

The changes reflect the supplement which was previously filed on behalf of the Fund on March 8, 2019 (Accession No. 0001193125-19-069074) and we are requesting review by the staff of the Securities and Exchange Commission.

Please respond with your comments to the undersigned at 610.676.3456.

Very truly yours,

/s/ Dianne M. Descoteaux
Dianne M. Descoteaux